13. Preferred Stock	3 Months Ended
Dec. 31, 2013
Notes
13. Preferred Stock

13.                Preferred Stock

The Company is authorized to issue 10,000,000 shares of preferred stock, with a par value of $0.00001 per share.  Pursuant to the Company’s Certificate of Incorporation, the Board of Directors has the authority to amend the Company’s Certificate of Incorporation without further stockholder approval, to designate and determine the preferences, limitations and relative rights of the preferred stock before any issuance of the preferred stock and to create one or more series of preferred stock, fix the number of shares of each such series, and determine the preferences, limitations and relative rights of each series of preferred stock, including dividend rights, dividend rates, conversion rights, voting rights, terms of redemption, redemption prices, and liquidation preferences.

Series C Convertible Preferred Stock

As of September 30, 2013, the Company had 480,000 shares of Series C convertible preferred stock issued and outstanding (“Series C preferred stock”).  During the three months ended December 31, 2013, all 480,000 shares of Series C preferred stock were converted to 672,000 shares of common stock.  The conversion rate of 1.4 shares of common stock was greater than the designated conversion rate of one share of common stock and, therefore, the additional 192,000 shares were recorded as a deemed dividend. In addition, the Company recognized $11,367 of dividends on Series C preferred stock and settled the accrued dividends by issuing 11,599 shares of common stock.  The Series C preferred stock was non-voting.

Series D Convertible Preferred Stock

The Board of Directors has designated 1,000,000 shares of preferred stock as Series D convertible preferred stock (“Series D preferred stock”).  The Series D preferred stock is voting on an as-converted basis.  The Series D preferred stock has a dividend rate of 8%, payable quarterly.  The Company may redeem the Series D preferred shares at a redemption price equal to 120% of the original purchase with 15 days notice. During the three months ended December 31, 2013, 893,218 shares of Series D preferred stock were converted to 6,252,526 shares of common stock.   The conversion rate of 7 shares of common stock was greater than the designated conversion rate of 5 shares of common stock and, therefore, the additional 1,786,436 shares were recorded as a deemed dividend. In addition, the Company recognized $50,764 of dividends on Series D preferred stock and settled the accrued dividends by issuing 54,738 shares of common stock.

Series E Convertible Preferred Stock

During fiscal year 2013, the Board of Directors designated shares of preferred stock as Series E convertible preferred stock (“Series E preferred stock”).  Series E preferred stock is convertible into common stock at $1.00 per share, the conversion price is adjustable if there are distributions of common stock or a stock split by the Company.  The designation also provides that the Series E preferred stock is non-voting and receives a monthly dividend of 3.322% for 25 to 32 months.  In addition, the convertibility and the redemption price of the Series E preferred stock is gradually reduced by dividend payments over 25 to 32 months.  After the dividend payment term, the redemption price of Series E preferred stock is $0 and the Series E preferred stock has no convertibility to common stock.  During the three months ended December 31, 2013, the Company issued 8,347 shares of Series E preferred stock for the conversion of an $83,473 note payable and accrued interest.

During the three months ended December 31, 2013, the Company paid dividends of $74,923 to Series E stockholders.  As of December 31, 2013, the redemption price for the Series E preferred stock was $623,384.

Series F Convertible Preferred Stock

During the three months ended December 31, 2013, the Board of Directors designated 7,803 shares of preferred stock as Series F convertible preferred stock (“Series F preferred stock”).  Series F preferred stock is non-voting, has a stated value of $1,000 and is convertible into common stock at $1.00 per share.  The Series F preferred stock has a dividend rate, payable quarterly, of 8% until April 30, 2015, 16% from May 1, 2015 to July 31, 2015, 20% from August 1, 2015 to October 31, 2015 and 25% thereafter.

During the three months ended December 31, 2013, the Company issued 4,353 shares of Series F preferred stock for $3,248,000, net of $477,219 of related costs, and the conversion of $574,592 of debt and accrued interest.

Liquidation Preference

Upon any liquidation, dissolution or winding up of the Company, before any distribution or payment may be made to the holders of the common stock, the holders of the Series C preferred stock, Series D preferred stock, Series E preferred stock, and Series F preferred stock are entitled to be paid out of the assets an amount equal to $1.00 per share plus all accrued but unpaid dividends.  If the assets of the Company are insufficient to make payment in full to all holders of preferred stock, then the assets shall be distributed among the holders of preferred stock ratably in proportion to the full amounts to which they would otherwise be respectively entitled.